Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		36 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020 USD ($)
Income tax
Statutory income tax rate (as a percent)			25.00%
Withholding tax rate			10.00%
Undistributed earnings that may be subject to the withholding tax	¥ 3,117,779		¥ 3,117,779						$ 459,199
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	¥ 311,778		¥ 311,778						$ 45,920
Effective income tax rate	14.70%	15.30%	15.40%	15.20%
Interest and penalties related to unrecognized tax benefits	¥ 0		¥ 0
Beijing Jiachenhong
Income tax
HNTE preferential tax rate								15.00%
Forecast | Beijing Jiachenhong
Income tax
HNTE preferential tax rate					15.00%
Forecast | Guangzhou Nuoya
Income tax
HNTE preferential tax rate						15.00%
Forecast | Zhejiang Lukou
Income tax
HNTE preferential tax rate							15.00%